CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 42,653	$ 24,297	$ (9,897)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	6,686	6,505	5,881
Amortization of intangible assets	18,016	2,346	2,115
Provision for doubtful accounts and billing adjustments	(166)	1,127	644
Deferred income tax (benefit) provision	4,970	3,748	2,274
Stock-based compensation	9,706	6,927	7,749
Amortization of deferred loan costs	1,960	460	961
Gross excess tax benefits from stock-based compensation	(4,638)	(1,113)	(205)
Impairment of goodwill	0	0	15,399
Workers’ compensation and medical malpractice provision	3,594	3,196	4,310
Other	(362)	(1,765)	1,993
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(18,604)	(25,079)	(10,532)
Prepaid expenses	(1,881)	(1,633)	(501)
Prepaid income taxes	4,047	(1,292)	4,223
Accounts payable	1,987	(1,812)	1,032
Accrued payroll and contract professional pay	(28,053)	6,400	3,880
Workers’ compensation and medical malpractice loss reserves	(2,049)	(1,467)	(3,948)
Other	2,831	2,574	1,483
Net cash provided by operating activities	40,697	23,419	26,861
Cash Flows from Investing Activities:
Cash paid for property and equipment	(14,354)	(8,411)	(6,302)
Cash paid for acquisitions, net of cash acquired	(347,743)	(32,818)	(10,458)
Other	(869)	109	179
Net cash used in investing activities	(362,966)	(41,120)	(16,581)
Cash Flows from Financing Activities:
Principal payments of long-term debt	(173,163)	(20,500)	(79,163)
Proceeds from term debt	513,000	40,500	68,000
Proceeds from stock transactions	8,384	2,701	333
Payment of employment taxes related to release of restricted stock awards	(2,627)	(2,214)	(1,955)
Gross excess tax benefits from stock-based compensation	4,638	1,113	205
Repurchase of common stock	0	(2,230)	(2,000)
Debt issuance or amendment costs	(17,113)	(87)	(1,938)
Payments of other long-term liabilities	(1,198)	(1,731)	(52)
Other	(43)	(43)	(44)
Net cash provided by (used in) financing activities	331,878	17,509	(16,614)
Effect of exchange rate changes on cash and cash equivalents	131	(478)	(1,231)
Net Increase (Decrease) in Cash and Cash Equivalents	9,740	(670)	(7,565)
Cash and Cash Equivalents at Beginning of Year	17,739	18,409	25,974
Cash and Cash Equivalents at End of Year	27,479	17,739	18,409
Supplemental Disclosure of Cash Flow Information
Income taxes	33,915	16,163	(2,578)
Interest	14,722	2,659	5,478
Goodwill	266,788	30,504	10,458
Identifiable intangible assets acquired	251,555	7,726	1,761
Net tangible assets acquired	54,958	4,934	0
Fair value of assets acquired, net of cash received	573,301	43,164	12,219
Non-Cash Investing and Financing Activities:
Equity consideration for acquisition	225,558	0	0
Payable for employment taxes withheld related to release of restricted stock awards	2,907	0	96
Accrued earn-out payments	0	10,346	3,700
Acquisition of property and equipment through accounts payable	$ 369	$ 324	$ 383